Segment Information - Revenue from Operating Segments (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	$ 5,549	$ 7,403	$ 17,808	$ 23,178
Finance and interest income	301	336	960	1,012
Net revenues	5,850	7,739	18,768	24,190
Eliminations and other
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	(462)	(644)	(1,512)	(2,177)
Finance and interest income	(89)	(119)	(266)	(353)
Agricultural equipment [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,431	3,659	8,043	11,801
Construction Equipment [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	591	841	1,933	2,546
Commercial Vehicles [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	2,189	2,522	6,696	7,534
Powertrain [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	800	1,025	2,648	3,476
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	5,549	7,403	17,808	23,180
Finance and interest income	32	65	162	191
Net revenues	5,581	7,468	17,970	23,371
Industrial Activities [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Net sales of Industrial Activities	5,549	7,403	17,808	23,180
Financial services [Member]
Segment Reporting Information [Line Items]
Finance and interest income	390	455	1,226	1,363
Net revenues	390	455	1,226	1,363
Financial services [Member] | Operating Profit [Member]
Segment Reporting Information [Line Items]
Finance and interest income	$ 390	$ 455	$ 1,226	$ 1,363